Financial Risk Factors and Risk Management - Interest Rate Sensitivity (Details) - Interest Rate - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivatives held within a designated fair value hedge relationship
Financial Risk Factors and Risk Management
Upward yield curve	€ (46)	€ (46)	€ (58)
Downward yield curve	46	46	5
Variable rate financing
Financial Risk Factors and Risk Management
Effect of upward shift in exchange rates, assets, on financial income, net	(4)	0	(14)
Effect of downward shift in exchange rates, assets, on financial income, net	4	0	1
Variable-rate investments
Financial Risk Factors and Risk Management
Effect of upward shift in exchange rates, assets, on financial income, net	47	32	26
Effect of downward shift in exchange rates, assets, on financial income, net	€ (47)	€ (32)	€ (5)
U.S. dollar
Financial Risk Factors and Risk Management
Downward yield curve (as a percent)	100.00%
U.S. dollar | Interest Rate Risk
Financial Risk Factors and Risk Management
Upward yield curve (as a percent)	100.00%	100.00%	75.00%
Downward yield curve (as a percent)		100.00%	25.00%
Upward shift, assets (in percent)	100.00%	100.00%	75.00%
Downward shift, assets (in percent)	100.00%	100.00%	25.00%
U.S. dollar | Variable-rate investments
Financial Risk Factors and Risk Management
Upward shift, assets (in percent)	100.00%	100.00%	75.00%
Downward shift, assets (in percent)	100.00%	100.00%	25.00%
EUR | Interest Rate Risk
Financial Risk Factors and Risk Management
Upward yield curve (as a percent)	100.00%	100.00%	125.00%
Downward yield curve (as a percent)	100.00%	100.00%	10.00%
Upward shift, assets (in percent)	100.00%	100.00%	125.00%
Downward shift, assets (in percent)	100.00%	100.00%	10.00%
EUR | Variable-rate investments
Financial Risk Factors and Risk Management
Upward shift, assets (in percent)	100.00%	100.00%	125.00%
Downward shift, assets (in percent)	100.00%	100.00%	10.00%